SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 17, 2026	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025	Mar. 20, 2026	Mar. 09, 2026	Mar. 03, 2026	Jan. 16, 2026	Dec. 23, 2025	Dec. 22, 2025	Aug. 18, 2025	Aug. 12, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024
Short-Term Debt [Line Items]
Exercise Price								$ 8.00
Less: Debt discount		$ (36,801)		$ (7,006)	$ (19,490)
Warrant [Member]
Short-Term Debt [Line Items]
No of shares	226,323
Exercise Price						$ 8.00	$ 3.00		$ 7.50	$ 3.00	$ 7.50	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Brett A Richards [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	41,667
Exercise Price	$ 6.00
Baron De Biltmore L L C [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	33,333
Exercise Price	$ 6.00
Gordon Holmes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	33,333
Exercise Price	$ 6.00
Jeffrey V Karin R Hembrock Revokable Trust [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	16,887
Exercise Price	$ 6.00
The Gaitonde Living Trust [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	16,937
Exercise Price	$ 6.00
Craig Kallman 2015 Living Trust [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	16,667
Exercise Price	$ 6.00
Dan Schneider [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	8,333
Exercise Price	$ 6.00
Waldemar Majdanski [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	8,333
Exercise Price	$ 6.00
Robert B Hayes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	8,333
Exercise Price	$ 6.00
Jason Snyder [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	8,333
Exercise Price	$ 6.00
Stern Aegis Ventures Defined Benefit Plan Benefit Adam K Stern [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	4,167
Exercise Price	$ 6.00
Z M L L C [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	2,500
Exercise Price	$ 6.00
Clifford Bergen [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	16,667
Exercise Price	$ 6.00
Joel Yanowitzand Amy Metzenbaum 2003 Revocable Trust [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	8,333
Exercise Price	$ 6.00
Paracove Corp [Member] | Warrant [Member]
Short-Term Debt [Line Items]
No of shares	2,500
Exercise Price	$ 6.00
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal	$ 1,357,947
Less: Debt discount	(747,000)
Total, net of discounts	610,947
Convertible Promissory Notes [Member] | Brett A Richards [Member]
Short-Term Debt [Line Items]
Principal	250,000
Convertible Promissory Notes [Member] | Baron De Biltmore L L C [Member]
Short-Term Debt [Line Items]
Principal	200,000
Convertible Promissory Notes [Member] | Gordon Holmes [Member]
Short-Term Debt [Line Items]
Principal	200,000
Convertible Promissory Notes [Member] | Jeffrey V Karin R Hembrock Revokable Trust [Member]
Short-Term Debt [Line Items]
Principal	101,323
Convertible Promissory Notes [Member] | The Gaitonde Living Trust [Member]
Short-Term Debt [Line Items]
Principal	101,624
Convertible Promissory Notes [Member] | Craig Kallman 2015 Living Trust [Member]
Short-Term Debt [Line Items]
Principal	100,000
Convertible Promissory Notes [Member] | Dan Schneider [Member]
Short-Term Debt [Line Items]
Principal	50,000
Convertible Promissory Notes [Member] | Waldemar Majdanski [Member]
Short-Term Debt [Line Items]
Principal	50,000
Convertible Promissory Notes [Member] | Robert B Hayes [Member]
Short-Term Debt [Line Items]
Principal	50,000
Convertible Promissory Notes [Member] | Jason Snyder [Member]
Short-Term Debt [Line Items]
Principal	50,000
Convertible Promissory Notes [Member] | Stern Aegis Ventures Defined Benefit Plan Benefit Adam K Stern [Member]
Short-Term Debt [Line Items]
Principal	25,000
Convertible Promissory Notes [Member] | Z M L L C [Member]
Short-Term Debt [Line Items]
Principal	15,000
Convertible Promissory Notes [Member] | Clifford Bergen [Member]
Short-Term Debt [Line Items]
Principal	100,000
Convertible Promissory Notes [Member] | Joel Yanowitzand Amy Metzenbaum 2003 Revocable Trust [Member]
Short-Term Debt [Line Items]
Principal	50,000
Convertible Promissory Notes [Member] | Paracove Corp [Member]
Short-Term Debt [Line Items]
Principal	$ 15,000